Shareholders’ Equity - Schedule of Amounts Restricted are the Paid-In-Capital and Statutory Reserve (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Amounts Restricted are the Paid-In-Capital and Statutory Reserve [Abstract]
Statutory reserves	$ 919,978	$ 919,978
Paid-in-capital	25,285,336	24,815,336
Total	$ 26,205,314	$ 25,735,314